Post-employment benefits - Schedule of Sensitivity of Defined Benefit Obligation (Details) R$ in Millions	Dec. 31, 2025 BRL (R$)
Discount rate | BD and CV plans | Stockholders' equity (Other comprehensive income)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	R$ 236
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(252)
Discount rate | BD and CV plans | Actuarial liabilities
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(669)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	716
Discount rate | Other post-employment benefits | Stockholders' equity (Other comprehensive income)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	17
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(19)
Discount rate | Other post-employment benefits | Actuarial liabilities
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(17)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	19
Mortality table | BD and CV plans | Stockholders' equity (Other comprehensive income)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	79
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(82)
Mortality table | BD and CV plans | Actuarial liabilities
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(234)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	245
Mortality table | Other post-employment benefits | Stockholders' equity (Other comprehensive income)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	9
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(10)
Mortality table | Other post-employment benefits | Actuarial liabilities
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(9)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	10
Medical inflation | Other post-employment benefits | Stockholders' equity (Other comprehensive income)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(40)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	35
Medical inflation | Other post-employment benefits | Actuarial liabilities
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	40
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	R$ (35)